Debt And Lines Of Credit (Summary Of Long-Term Debt) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Total debt	$ 9,908,000,000	[1]	$ 8,671,000,000	[1]
Less: current maturities	719,000,000		313,000,000
Long-term debt	9,189,000,000		8,358,000,000
Debt fair value	11,200,000,000		9,700,000,000
Interest rates range, minimum	4.00%
Interest rates range, maximum	9.375%
8.7% To 10% Notes - Due 2038 [Member]
Debt	273,000,000		274,000,000
Interest rates range, minimum	8.70%
Interest rates range, maximum	10.00%
Maturity date	2038
9 3/8% Note - Due 2019 [Member]
Debt	844,000,000		907,000,000
Interest rate	9.375%
Maturity date	2019
9.25% Debentures - Due 2011 [Member]
Debt	0		9,000,000
Interest rate	9.25%
Maturity date	2011
7.95% Debentures - Due 2018 [Member]
Debt	1,505,000,000		1,561,000,000
Interest rate	7.95%
Maturity date	2018
7.5% Notes - Due 2021 [Member]
Debt	999,000,000		999,000,000
Interest rate	7.50%		7.50%
Maturity date	2021		2021
7.4% Debentures - Due 2014 [Member]
Debt	303,000,000		303,000,000
Interest rate	7.40%
Maturity date	2014
7.3% Notes - Due 2039 [Member]
Debt	725,000,000		725,000,000
Interest rate	7.30%
Maturity date	2039
6 7/8% Notes - Due 2023 - 2029 [Member]
Debt	130,000,000		130,000,000
Interest rate	6.875%
Maturity date, range low	2023
Maturity date, range high	2029
6.65% To 6.75% Notes - Due 2011 & 2037 [Member]
Debt	4,000,000		36,000,000
Interest rates range, minimum	6.65%
Interest rates range, maximum	6.75%
Maturity date, range low	2011
Maturity date, range high	2037
6.4% To 7.75% Debentures Due 2025 - 2027 [Member]
Debt	141,000,000		141,000,000
Interest rates range, minimum	6.40%
Interest rates range, maximum	7.75%
Maturity date, range low	2025
Maturity date, range high	2027
6.0% Notes - Due 2041 [Member]
Debt	600,000,000		0
Interest rate	6.00%
Maturity date	2041
5.85% Notes - Due 2012 [Member]
Debt	38,000,000		38,000,000
Interest rate	5.85%
Maturity date	2012
5.25% To 5.5% Notes - Due 2014 - 2016 [Member]
Debt	701,000,000		701,000,000
Interest rates range, minimum	5.25%
Interest rates range, maximum	5.50%
Maturity date, range low	2014
Maturity date, range high	2016
4.75% Notes - Due 2022 [Member]
Debt	900,000,000		0
Interest rate	4.75%
Maturity date	2022
Floating Rate Notes - Due 2011 - 2017 [Member]
Debt	356,000,000	[2]	593,000,000	[2]
Weighted average interest rate	1.90%		1.50%
Maturity date, range low	2011
Maturity date, range high	2017
Environmental And Industrial Development Bonds - Due 2011-2035 [Member]
Debt	1,958,000,000	[3]	1,892,000,000	[3]
Weighted average interest rate	5.50%		5.60%
Maturity date, range low	2011
Maturity date, range high	2035
Short-Term Notes [Member]
Short term borrowings	279,000,000	[4]	210,000,000	[4]
Weighted average interest rate	5.00%		3.20%
Other [Member]
Debt	152,000,000	[5]	152,000,000	[5]
Gain (loss) related to interest rate swaps treated as fair value hedges			8,000,000
Foreign Denominated Debt And Commercial Loans [Member]
Debt	173,000,000		146,000,000
Weighted average interest rate	5.90%		4.30%
Interest Rate Swap Unwind [Member] | Other [Member]
Unamortized gain (loss) on interest rate swap unwinds	$ 79,000,000		$ 70,000,000

[1]	The fair market value was approximately $11.2 billion at December 31, 2011 and $9.7 billion at December 31, 2010.
[2]	The weighted average interest rate on these notes was 1.9% in 2011 and 1.5% in 2010.
[3]	The weighted average interest rate on these bonds was 5.5% in 2011 and 5.6% in 2010.
[4]	The weighted average interest rate was 5.0% in 2011 and 3.2% in 2010. Includes $173 million at December 31, 2011 and $146 million at December 31, 2010 related to non-U.S. denominated borrowings with a weighted average interest rate of 5.9% in 2011 and 4.3% in 2010.
[5]	Includes no unamortized gain or loss at December 31, 2011 and an $8 million gain at December 31, 2010, related to interest rate swaps treated as fair value hedges. Also includes $79 million at December 31, 2011 and $70 million at December 31, 2010, related to the unamortized gain on interest rate swap unwinds (see Note 13).